RELATED PARTIES (Details)	12 Months Ended
	Jun. 30, 2019 USD ($) Subsidiary		Jun. 30, 2019 AUD ($) Subsidiary		Jun. 30, 2018 USD ($)		Jun. 30, 2018 AUD ($)		Jun. 30, 2017 USD ($)
Subsidiaries [Abstract]
Number of subsidiaries deregistered | Subsidiary	5		5
Key Management Personnel [Abstract]
Short-term employee benefits	$ 1,673,245				$ 1,153,314				$ 402,527
Post-employment benefits	30,544				18,876				14,180
Share-based payments	420,529				957,147				359,559
Total compensation	2,124,318				2,129,337				776,266
Loans provided to or received from key management personnel	$ 0				$ 0
Apollo Group Pty Ltd [Member]
Transactions with related parties of Key Management Personnel [Abstract]
Provision of services provided by separate management entity			$ 180,000				$ 180,000		180,000
Monthly retainer			$ 15,000
Notice period for agreement termination	1 month		1 month
Ledger Holdings Pty Ltd [Member]
Transactions with related parties of Key Management Personnel [Abstract]
Provision of services provided by separate management entity			$ 120,000				$ 70,000		$ 105,000
Monthly retainer			$ 5,833
Notice period for agreement termination	2 months		2 months
Piedmont Lithium, Inc. [Member]
Subsidiaries [Abstract]
Country of incorporation	United States	[1]	United States	[1]
Equity interest	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1]
Gaston Land Company, LLC [Member]
Subsidiaries [Abstract]
Country of incorporation	United States	[2]	United States	[2]
Equity interest	100.00%	[2]	100.00%	[2]	100.00%	[2]	100.00%	[2]	0.00%	[2]
WCP Gold Pty Ltd [Member]
Subsidiaries [Abstract]
Country of incorporation	Australia	[3]	Australia	[3]
Equity interest	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	100.00%	[3]
WCP Copper Pty Ltd [Member]
Subsidiaries [Abstract]
Country of incorporation	Australia	[3]	Australia	[3]
Equity interest	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	100.00%	[3]
Mt Phillips Exploration Pty Ltd [Member]
Subsidiaries [Abstract]
Country of incorporation	Australia	[3]	Australia	[3]
Equity interest	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	100.00%	[3]
WCP Energy Pty Ltd [Member]
Subsidiaries [Abstract]
Country of incorporation	Australia	[3]	Australia	[3]
Equity interest	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	100.00%	[3]
WCP Phosphate Pty Ltd [Member]
Subsidiaries [Abstract]
Country of incorporation	Australia	[3]	Australia	[3]
Equity interest	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	100.00%	[3]

[1]	Piedmont Lithium, Inc. was incorporated by the Group on July 18, 2016.
[2]	Gaston Land Company, LLC was incorporated by the Group on October 23, 2017.
[3]	During the 2018 financial year, the Group voluntarily deregistered its five (5) dormant Australian subsidiaries.